REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests
The following table sets forth for the year ended December 31, 2019 the movement in the Redeemable non-controlling interests:

2019
Balance as of the beginning of the year	$-
Sale of ABC Technologies B.V. series A Shares, net	73,520
Net Income	774
Other Comprehensive Income - Translation adjustment	6
Balance as of the end of the year	$74,300